Organization, Description of Business, Reverse Stock Split, Business Disposals and Offerings (Details Narrative) (10-K) - USD ($) $ / shares in Units, $ in Thousands							1 Months Ended		3 Months Ended				9 Months Ended			12 Months Ended
	Oct. 24, 2019	Jul. 15, 2019	Jul. 05, 2019	Jan. 26, 2019	Jan. 09, 2019	Apr. 26, 2018	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2020		Mar. 31, 2020	Sep. 30, 2019	Sep. 30, 2020		Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018		Nov. 30, 2018
Reverse stock split	30-for-1 reverse stock split
Interest paid												$ 38			$ 2,211	$ 2,211	$ 1,801
Due to the buyer									421				421
Payments received on advance from NovellusDx, Ltd.																	1,500
Earn-Out from siParadigm, current portion								747	141				141			747
Portion of advance, noncurrent								252								252
Proceeds from offering											$ 12
Exercise price of warrants									$ 104.18	[1]			$ 104.18	[1]			$ 104.18	[2]
Fair value of warrants																(70)	$ (3,732)
NovellusDx, Ltd. [Member]
Term note, principal balance								350								350
Interest rate									0.00%				0.00%
Clinical Agreement [Member]
Cash consideration received, total			$ 747
Cash consideration received for equipment			45
Payments received on advance from NovellusDx, Ltd.			1,000
Supplier invoices paid directly to related party			177
Adjustment			11
Transaction costs			$ 298
PFG [Member] | Secured Debt [Member]
Term note, principal balance		$ 6,000
BioServe Pvt Ltd [Member]
Proceeds from sale of subsidiary						$ 1,900
Gross consideration						300													$ 213
BioServe Pvt Ltd [Member] | Cash at Closing [Member]
Proceeds from sale of subsidiary						$ 1,600
BioPharma Business [Member]
Gross consideration		23,500
Closing adjustments		2,000
Promissory note receivable		7,700
Cash received from transaction		$ 2,300
Interest rate	6.00%
Maturity date	Oct. 24, 2019
Excess consideration note matured amount	$ 6,000							888
Interest paid	24
Net worth adjustment	775
Security for indemnification obligations	735
Debt Instrument, Collateral Amount	$ 153
BioPharma Business [Member] | Transition Services Agreement [Member]
Related party shared services									$ 10				$ 208			186
Due to the buyer								92								92
BioPharma Business [Member] | Transition Services Agreement [Member] | John A Roberts Chief Executive Officer [Member]
Reimbursement due																188
siParadigm [Member]
Term of contract							24 months						24 months
Period of service							12 months						12 months
Debt instrument, description							Withholds a set percentage from each monthly earn-out payment remitted to the Company as repayment of the Advance from siParadigm. The percentage withheld was 25% for earn-out payments for July through September 2019; siParadigm began withholding 75% from the earn-out payments for October 2019 and will continue withholding 75% each month until the Advance from siParadigm is paid in full.
Earn-Out from siParadigm, current portion								747	$ 141				$ 141			747
Earn-Out from siParadigm, noncurrent portion								356								356
Portion of advance, current								566								566
Portion of advance, noncurrent								$ 252								252
Iliad Research and Trading, L.P. [Member]
Proceeds from offering																612
Iliad Research and Trading, L.P. [Member] | Convertible Note [Member] | NovellusDx, Ltd. [Member] | Discontinued Operations [Member]
Interest expense on convertible promissory note												$ 22			$ 1,500	$ 1,500	$ 389
H.C. Wainwright & Co., LLC [Member] | Underwriting Agreement [Member]
Number of shares issued during period, shares				507,000	445,000
Share offered, price per share				$ 6.90	$ 6.75
Proceeds from offering				$ 3,000	$ 2,400
Offering expenses and discounts				$ 525	$ 563
Warrants to purchase common stock				36,000	31,000
Warrants term				5 years	5 years
Exercise price of warrants				$ 7.59	$ 7.43
Fair value of warrants				$ 183	$ 168

[1]	Weighted-average exercise prices are as of September 30, 2020.
[2]	Weighted average exercise prices are as of December 31, 2019.